Notes relating to the consolidated statement of financial position - Share-based payments - Range of exercise price (Details)	Dec. 31, 2018 EUR (€) EquityInstruments Y	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€) EquityInstruments Y	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€) EquityInstruments Y	Jun. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Dec. 31, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 14.13	€ 11.38	€ 11.47
Number of share options outstanding in share-based payment arrangement | EquityInstruments	3,536,651		2,862,216		2,293,636			1,752,926
Weighted average remaining contractual life | Y	7.82		8.03		8.09
2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	464,198
Weighted average remaining contractual life | Y	4.83
7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	633,384
Weighted average remaining contractual life | Y	6.32
10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	665,133
Weighted average remaining contractual life | Y	7.61
18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	742,311
Weighted average remaining contractual life | Y	8.88
80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	1,031,625
Weighted average remaining contractual life | Y	9.44
Minimum | 2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 2.44
Minimum | 7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	7.17
Minimum | 10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	10.34
Minimum | 18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	18.41
Minimum | 80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	80.82
Maximum | 2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	3.95
Maximum | 7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	9.47
Maximum | 10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	14.13
Maximum | 18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	21.17
Maximum | 80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 86.32